BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ (60,748)	$ (12,400)	$ (194,739)
Non-controlling interests [member]
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(53,356)	(3,126)	(35,419)
Reserve of exchange differences on translation (with Non-controlling interests)	$ 133,703	$ 259,895	$ 121,470